Annual Total Returns- Vanguard Mid-Cap Index Fund (Admiral) [BarChart] - Admiral - Vanguard Mid-Cap Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.97%)	15.99%	35.15%	13.76%	(1.34%)	11.22%	19.25%	(9.23%)	31.03%	18.24%